BANK OF AMERICA AUTO TRUST
SERIES 2012-1

			Distribution Package					Contact:
								Mary Ann Turbak
								Trust Officer
								312-332-7531
Distribution Date: Jun 15, 2012								maryann.turbak@usbank.com

Distribution Package Includes:					Issuance Dates

- Payment Date Statement						First Distribtion Date:	May 15, 2012
Statement to NoteHolders and Factors				2		Settlement Date:	April 18, 2012
Distribution Detail				3-6
						Cutoff Date:	February 29, 2012

					Issuance Parties

						Servicer(s):	Bank of America, National Association

						Indenture Trustee:	U.S. Bank National Association

						Owner Trustee:	Wilmington Trust, National Association

						Underwriter(s):	Merrill Lynch, Pierce, Fenner & Smith Incorporated, Citigroup Global Markets Inc., Credit Suisse Securities (USA) LLC, J.P. Morgan Securities LLC, RBC Capital Markets, LLC, RBS Securities Inc.

					Contact

						Name:	Mary Ann Turbak
						Title:	Trust Officer
						Phone:	312-332-7531
						Mobile:
						Fax:
						Email:	maryann.turbak@usbank.com
						Address:	190 S. LaSalle Street, 7th Fl.; Chicago, IL 60603

						Website:	www.usbank.com/abs
*See the Prospectus Supplement for definitions.

BANK OF AMERICA AUTO TRUST
SERIES 2012-1

							Contact:
		Monthly Statement to Noteholders					Mary Ann Turbak
							Trust Officer
							312-332-7531
Distribution Date:		June 15, 2012					maryann.turbak@usbank.com

I, II Note Payments and Factors
	Original	Beginning	Principal	Interest	Total	Ending	Ending
Class	Face Value	Balance	Distribution	Distribution	Distribution	Balance	Note Factor
A-1	$598,684,000.00	$417,723,878.01	$86,186,755.14	$96,635.20	$86,283,390.34	$331,537,122.87	0.5537765
A-2	$699,000,000.00	$699,000,000.00	$0.00	$343,675.00	$343,675.00	$699,000,000.00	1.0000000
A-3	$744,000,000.00	$744,000,000.00	$0.00	$483,600.00	$483,600.00	$744,000,000.00	1.0000000
A-4	$208,316,000.00	$208,316,000.00	$0.00	$178,804.57	$178,804.57	$208,316,000.00	1.0000000
B	$30,871,000.00	$30,871,000.00	$0.00	$40,904.08	$40,904.08	$30,871,000.00	1.0000000
C	$53,430,000.00	$53,430,000.00	$0.00	$93,057.25	$93,057.25	$53,430,000.00	1.0000000
D	$35,620,000.00	$35,620,000.00	$0.00	$88,753.17	$88,753.17	$35,620,000.00	1.0000000
Total Notes	$2,369,921,000.00	$2,188,960,878.01	$86,186,755.14	$1,325,429.27	$87,512,184.41	$2,102,774,122.87	0.8872760
Certificate*	$4,749,583.54	$15,249,636.94	$0.00	$0.00	$0.00	$19,376,294.13	4.0795775
Total	$2,374,670,583.54	$2,204,210,514.95	$86,186,755.14	$1,325,429.27	$87,512,184.41	$2,122,150,417.00

AMOUNTS PER $1,000 UNIT

		Beginning	Principal	Interest	Total	Ending
Class	Cusip	Balance	Distribution	Distribution	Distribution	Balance	Interest Rate
A-1	06052YAA7	$697.7368328	$143.9603449	$0.1614127	$144.1217576	$553.7764879	0.26865%
A-2	06052YAB5	$1,000.0000000	$0.0000000	$0.4916667	$0.4916667	$1,000.0000000	0.59000%
A-3	06052YAC3	$1,000.0000000	$0.0000000	$0.6500000	$0.6500000	$1,000.0000000	0.78000%
A-4	06052YAD1	$1,000.0000000	$0.0000000	$0.8583333	$0.8583333	$1,000.0000000	1.03000%
B	06052YAE9	$1,000.0000000	$0.0000000	$1.3250002	$1.3250002	$1,000.0000000	1.59000%
C	06052YAF6	$1,000.0000000	$0.0000000	$1.7416667	$1.7416667	$1,000.0000000	2.09000%
D	06052YAG4	$1,000.0000000	$0.0000000	$2.4916668	$2.4916668	$1,000.0000000	2.99000%
Certificate*		$3,210.7313855	$0.0000000	$0.0000000	$0.0000000	$4,079.5774970	0.00000%
*Notional Balance
Page 2 of 6

BANK OF AMERICA AUTO TRUST
SERIES 2012-1

							Contact:
		Monthly Statement to Noteholders					Mary Ann Turbak
							Trust Officer
							312-332-7531
Distribution Date:		June 15, 2012					maryann.turbak@usbank.com

Collection Period #							2
Record Date							June 14, 2012
Determination Date							June 8, 2012
Payment Date							June 15, 2012

III. Overcollateralization Amount

A. Initial Overcollateralization Amount							$4,749,583.54
B. Beginning Overcollateralization Amount							$15,249,636.94
C. Target Overcollateralization Amount							$20,184,699.96
D. Ending Overcollateralization Amount							$19,376,294.13

IV. Reserve Account

A. Specified Reserve Account Balance							$5,936,676.46
Beginning Balance							$5,936,676.46
B. Reserve Account Draw Amount							$0.00
Reserve Account Excess Amount							$0.00
C. Reserve Account Deposit							$0.00
Ending Balance net of withdrawls and deposits							$5,936,676.46

VI, XIII, XIV. Receivable Pool Information

Pool Factor as of end of Collection Period							0.8936610

Pool Balance as of the Cut-off Date							$2,374,670,583.54
Beginning Pool Balance							$2,204,210,514.95
Ending Pool Balance							$2,122,150,417.00

Beginning Weighted Average APR							4.0949550%
Ending Weighted Average APR							4.0878900%

Beginning Weighted Average Remaining Term (months)							51.1369871
Ending Weighted Average Remaining Term (months)							50.2546787

Beginning # of Receivables							112,634
Ending # of Receivables							110,601

Monthly Prepayment Speed (% ABS)							1.36%

Page 3 of 6

BANK OF AMERICA AUTO TRUST
SERIES 2012-1

							Contact:
		Monthly Statement to Noteholders					Mary Ann Turbak
							Trust Officer
							312-332-7531
Distribution Date:		June 15, 2012					maryann.turbak@usbank.com

VII. Servicing Fee

A. Current Servicing Fee Due							$1,836,842.10
B. Servicing Fee Unpaid from Prior Period							$0.00
C. Total Servicing Fee Paid							$1,836,842.10
D. Ending Servicing Fee Unpaid (A+B-C)							$0.00

VIII. Accrued Note Interest Distribution

			Beginning	Interest on			Ending
			Interest	Interest	Interest	Interest	Interest
		Monthly	Carryover	Carryover	Distributable	Distributable	Carryover
Class	Rate	Interest	Shortfall	Shortfall	Amount	Amount Paid	Shortfall
A-1	0.26865%	$96,635.20	$0.00	$0.00	$96,635.20	$96,635.20	$0.00
A-2	0.59000%	$343,675.00	$0.00	$0.00	$343,675.00	$343,675.00	$0.00
A-3	0.78000%	$483,600.00	$0.00	$0.00	$483,600.00	$483,600.00	$0.00
A-4	1.03000%	$178,804.57	$0.00	$0.00	$178,804.57	$178,804.57	$0.00
B	1.59000%	$40,904.08	$0.00	$0.00	$40,904.08	$40,904.08	$0.00
C	2.09000%	$93,057.25	$0.00	$0.00	$93,057.25	$93,057.25	$0.00
D	2.99000%	$88,753.17	$0.00	$0.00	$88,753.17	$88,753.17	$0.00

IX. Repurchased Receivables

Aggregate Repurchase price							$0.00

X. Delinquency Information

A. Delinquency Information						% of Cut-off Date
	*Delinquency			Count	Principal
	1-29 days			3,660	$70,557,250.39	2.97124%
	30-59 days			173	$2,522,700.39	0.10623%
	60-89 days			28	$434,844.12	0.01831%
	90+ days			8	$222,309.87	0.00936%
	Total			3,869	$73,737,104.77	3.10515%

XI, XII. Defaulted and Loss Information						% of Cut-off Date
				Count	Principal
	Defaulted Monthly Receivables			14	$320,757.74	0.01351%
	Cumulative Defaulted Receivables			14	$350,018.23	0.01474%

	Aggregate Monthy Liquidation Proceeds				$118,835.87	0.00500%
	Cumulative Liquidation Proceeds				$118,835.87	0.00500%

*For Monthly Statements relating to Distribution Dates prior to April 16, 2012, Delinquency Information reported as “1-30 days”, “31-60 days”, “61-90 days” and	Aggregate Monthy Net Loss				$201,921.87	0.00850%
“91+ days”, reflected actual loan Count, Principal and % Cut-off Date Pool Balance information related to delinquencies of 1-29 days, 30-59 days, 60-89 days and 90+ days, respectively.	Cumulative Net Losses				$231,182.36	0.00974%

Page 4 of 6

BANK OF AMERICA AUTO TRUST
SERIES 2012-1

							Contact:
		Monthly Statement to Noteholders					Mary Ann Turbak
							Trust Officer
							312-332-7531
Distribution Date:		June 15, 2012					maryann.turbak@usbank.com

V, XVI, XVII, XVIII. Collections, Available Funds, and Disbursements

A. Available Funds

	1. Collections
		a. Scheduled Principal Payments					$46,286,564.85
		b. Prepaid Principal Payments (other than Liquidation Proceeds)					$35,452,775.36
		c. Repurchased Principal					$0.00
		d. Total Principal Payments (a+b+c)					$81,739,340.21
		e. Interest Collections					$7,474,664.56
		f. Liquidation Proceeds					$118,835.87
		g. Total Collections (d+e+f)					$89,332,840.64

	2. Additional Funds
		a. Reserve Fund Net Withdrawl					$0.00
		b. Investment Income					16,185.87
		c. Total Additional Funds					$16,185.87

	3. Total Available Funds
		a. Total Collections					$89,332,840.64
		b. Additional Funds					$16,185.87
		c. Total Available Funds					$89,349,026.51

B. Disbursements
		a. Servicer Fees, Expenses, and Indemnities					$1,836,842.10
		b. Interest Payment on Class A Notes					$1,102,714.77
		c. First Allocation of Principal					$0.00
		d. Interest on Class B Notes					$40,904.08
		e. Second Allocation of Principal					$0.00
		f. Interest on Class C Notes					$93,057.25
		g. Third Allocation of Principal					$31,190,461.01
		h. Interest on Class D Notes					$88,753.17
		i. Fourth Allocation of Principal					$35,620,000.00
		j. Regular Allocation of Principal					$19,376,294.13
		k. Pro-Rata, for payment of expenses and indemnities, to
		1. Indenture Trustee					$0.00
		2. Owner Trustee					$0.00
		3. Administrator					$0.00
		4. Servicer					$0.00
		1. Payments to Certificateholders					$0.00
		Total Disbursements					$89,349,026.51

C. Reconciliation
	1. Total Credits						$89,349,026.51
	2. Total Disbursements						$89,349,026.51
	3. Reconciliation (1-2)						$0.00

Page 5 of 6

BANK OF AMERICA AUTO TRUST
SERIES 2012-1

							Contact:
		Monthly Statement to Noteholders					Mary Ann Turbak
							Trust Officer
							312-332-7531
Distribution Date:		June 15, 2012					maryann.turbak@usbank.com

XIX, XX. Modifications and Breaches

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging,
re-structuring, partial payments or other practices on delinquency and loss experience?							No

2. Have there been any material modifications, extensions or waivers to Receivables terms,
fees, penalties or payments during the Collection Period?							No

3. Have there been any material breaches of representations, warranties or covenants
contained in the Receivables?							No

4. Has there been an issuance of notes or other securities backed by the Receivables?							N/A

Page 6 of 6